Per Share Data	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Per Share Data
26. Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2024, 2025 and 2026 is as follows:
In fiscal 2024, 2025 and 2026, there was no stock compensation which was antidilutive.

	Millions of yen
	2024	2025	2026
Net Income attributable to ORIX Corporation S hareholders	¥346,132	¥351,630	¥447,265
Adjustment to Net Income	(7)	(35)	(96)

Net income used to calculate basic earnings per share	346,125	351,595	447,169

Adjustment to Net Income	7	35	96

Net income used to calculate diluted earnings per share	¥346,132	¥351,630	¥447,265

	Thousands of shares
	2024	2025	2026
Weighted-average shares	1,159,367	1,142,503	1,117,160
Effect of dilutive securities
Stock compensation	1,943	2,275	2,692

Weighted-average shares for diluted EPS computation	1,161,310	1,144,778	1,119,852

	Yen
	2024	2025	2026
Earnings per share for net income attributable to ORIX Corporation Shareholders:
Basic	¥298.55	¥307.74	¥400.27
Diluted	298.05	307.16	399.40

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (2,783,978 shares, 3,182,417 shares and 3,313,408 shares in fiscal 2024, 2025 and 2026).